Note 16 - Employee Benefits	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE
16.
EMPLOYEE BENEFITS

In
September
2011,
the Company created a new defined contribution
401(k)
plan (the “Plan”) merging the
two
plans originally formed prior to the merger of National and vFinance effective
October
1,
2011.
Under the Plan, employees can elect to defer up to
75%
of eligible compensation, subject to certain limitations, by making voluntary contributions to the Plan. The Company’s contributions are made at the discretion of the Board of Directors. For the fiscal years ended
September
30,
2016
and
2015,
the Company made
no
contributions to the Plan.